Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss)	6 Months Ended
Jun. 30, 2020
Disclosure Of Income Statement [Abstract]
Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss)
Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss)

3.1 Operating segments

Basis for segmentation

The management board of Spark Networks is the Group’s chief operating decision maker (“CODM”).

In line with the management approach, the operating segments were identified on the basis of the Group's internal reporting. Internal reporting is the basis for the allocation of resources and the evaluation of the performance of the operating segments by the management board. On this basis, the Group’s business activity is segmented according to the countries it operates in.

The performance of the operating segments is measured on the basis of revenue and direct marketing expenses only. Due to the Group’s integrated business structure, costs and expenses other than direct marketing expenses are not allocated to the individual reportable segments. As such, the Group does not measure operating profit or loss by segment for internal reporting purposes. Assets are not allocated to the different business segments for internal reporting purposes.

When making operating decisions and assessing performance, the CODM only reviews direct marketing expenses excluding personnel-related and certain other expenses, which are included in cost of revenue in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Information about reportable segments

While the CODM receives separate information for each country, all countries other than the United States and Canada (together, "North America") have been aggregated into one reportable segment as the business model and long-term margin expectations are similar. This means that the Group reports the two reportable segments as North America and International.

Reconciliation of reportable segment profit or loss:

Six months ended June 30, 2020
(in € thousands)	North America	International	Total
Revenue	75,857	27,583	103,440
Direct marketing expenses	(39,946)	(11,582)	(51,528)
Contribution	35,911	16,001	51,912

Other cost of revenue
Data center expenses			(2,873)
Credit card fees			(3,079)
Mobile application processing fees			(6,003)
Gross profit			39,957
Other income			182
Other operating expenses
Sales and marketing expenses			(2,126)
Customer service expenses			(3,492)
Technical operations and development expenses			(11,652)
General and administrative expenses			(14,604)
Operating profit			8,265

Finance income			1,399
Finance costs			(7,618)
Net finance expenses			(6,219)

Income before taxes			2,046
Income tax expense			(2,458)
Net loss			(412)

Revenue realized over time	73,954	27,227	101,181
Revenue realized at a point in time	1,903	356	2,259

Six months ended June 30, 2019
(in € thousands)	North America	International	Total
Revenue	26,561	22,663	49,224
Direct marketing expenses	(16,160)	(12,706)	(28,866)
Contribution	10,401	9,957	20,358

Other cost of revenue
Data center expenses			(1,464)
Credit card fees			(1,175)
Mobile application processing fees			(1,796)
Gross profit			15,923
Other income			—
Other operating expenses
Sales and marketing expenses			(2,726)
Customer service expenses			(2,293)
Technical operations and development expenses			(4,154)
General and administrative expenses			(11,104)
Operating loss			(4,354)

Finance income			423
Finance costs			(542)
Net finance expenses			(119)

Loss before taxes			(4,473)
Income tax expense			(401)
Net loss			(4,874)

Revenue realized over time	26,561	22,663	49,224

3.2 Seasonality of operations

The Group’s business underlies a certain degree of seasonality. Higher operating profits are usually expected in the second half of the year rather than in the first six months as there are usually higher marketing expenses in the first six months, while revenue is at a similar level in the first and second half of the year. This information is provided to allow for a better understanding of the results, however, management has concluded that this is not "highly seasonal" in accordance with IAS 34.

3.3 Revenue

	Six months ended June 30,
in € thousands	2020	2019
Subscription revenue	100,059	48,715
Virtual currency revenue	2,259	—
Advertising revenue	1,122	509
Total Revenue	103,440	49,224

The vast majority of Spark Networks’ revenue is derived from subscription fees. Only one performance obligation, the grant of a right to access the Group’s intellectual property during the contract period, arises from each contract. As such, subscription revenue is initially deferred and is recognized using the straight-line method over the terms of the applicable subscription period, which primarily range from one to twelve months. No revenue was realized during the six months ended June 30, 2020 from performance obligations satisfied in prior periods.

For information regarding contract liabilities from contracts with customers, refer to Note 4.4.

3.4 Share-based payment arrangements

Share-based compensation expense reflected in the Company's unaudited condensed interim consolidated financial statements consists of expense related to the Spark Networks 2017 virtual stock option plan (the “Spark Networks 2017 VSOP”), the Spark Networks 2018 virtual stock option plan (the “Spark Networks 2018 VSOP”), and the Long Term Incentive Plan (the "LTIP"). The Affinitas VESOP was independently established by Affinitas in 2013 and the Spark 2007 Plan was independently established by Spark in 2007, in each case prior to the Affinitas / Spark Merger. In connection with the Affinitas / Spark Merger, the Affinitas VESOP was terminated and replaced by the Spark Networks 2017 VSOP. The Spark Networks 2017 VSOP was subsequently replaced by the Spark Networks 2018 VSOP in 2018. Share-based compensation expense incurred in periods prior to the close of the Affinitas / Spark Merger resulted solely from share-based compensation granted by Affinitas.

Share-based payment arrangements operated by Spark Networks following the Affinitas / Spark Merger

In 2017, Spark Networks established the Spark Networks 2017 VSOP for selected executives and employees of Spark Networks and its subsidiaries. In March 2018, Spark Networks replaced the Spark Networks 2017 VSOP by establishing the Spark Networks 2018 VSOP for selected executives and employees of Spark Networks and its subsidiaries if and to the extent that the plan participants under the Spark Networks 2017 VSOP have agreed to such replacement. Under the Spark Networks 2018 VSOP, Spark Networks granted participants a certain number of virtual stock options in exchange for options granted under the Spark Networks 2017 VSOP and/or a certain number of new virtual stock options, and can grant additional options in the future. The Spark Networks 2017 VSOP Options which were exchanged for the Spark Networks 2018 VSOP Options vest over a period of three years from the grant date, whereby one-third of the Options vest on the first year anniversary of the grant and the remaining Options vest every six months thereafter. The new Spark Networks 2018 VSOP Options vest over a period of four years from the grant date, whereby one-fourth of the Options vest on the first year anniversary of the grant and the remaining Options vest every six months thereafter. The contractual life of the options is 85 months.

The Spark Networks 2018 VSOP entitles Spark Networks to a choice of settlement whereby the cash amount or equal value in shares to be received by the beneficiaries for a single vested option shall equal to the market price per Spark Networks ADS minus the exercise price. Spark Networks classifies awards under the Spark Networks 2018 VSOP as equity-settled.

The terms and conditions of the revised Spark Networks 2018 VSOP also apply to the 908,608 options granted under the Spark Networks 2017 VSOP. During the six months ended June 30, 2020 and June 30, 2019, nil and 195,000 virtual stock options were granted under the Spark Networks 2018 VSOP, respectively. The fair value of the virtual stock options is measured using a binomial option-pricing model.

In June 2019, in anticipation of the Spark Networks / Zoosk Merger, the Administrative Board of Spark Networks agreed to the acceleration, exercise, and settlement of 952,018 options granted to five executives of Spark Networks under the Spark Networks 2017 VSOP and Spark Networks 2018 VSOP ("the Accelerated Vesting"). Accordingly, Spark Networks recognized the remaining grant date fair value related to these options as share-based payment expense in June 2019. Options totaling 636,492 were net exercised in shares and cash in July 2019. Options totaling 315,526, which were out of the money at the exercise date, were repurchased at a nominal value per share (€0.01). Remaining options under the Spark Networks 2018 VSOP continue to vest over the original vesting period established.

For the six months ended June 30, 2020, the total share-based payment expense recognized for the equity-settled options granted under the Spark Networks 2018 VSOP amounted to €228 thousand.

In January 2020, the Administrative Board of Spark Networks adopted the Long Term Incentive Plan (the "LTIP") for applicable executives and employees of Spark Networks and its subsidiaries as part of their remuneration for future services to the Company and its subsidiaries. The LTIP provides for the grant of virtual stock options. Each option represents the right to receive, upon exercise, a certain amount in cash determined based on the relevant ADS Stock Price of the option minus the strike price of such option; provided, however, that the Company may elect to settle options in ADSs or ordinary shares of Spark Networks instead of cash at its sole discretion. The LTIP provides that the strike price can be set at any amount determined by the Administrative Board, including zero. Under the LTIP, the "ADS Stock Price" is, as of the grant date, the average closing price of one ADS of Spark Networks trading on the NYSE American for the period of five trading days prior to such date. Spark Networks classifies awards under the LTIP as equity-settled.

Options granted under the LTIP vest, subject to the employee's continued service to the Company, as follows: (i) 25% of the total number of options granted to a participant vest 12 months after the grant date of such option, and (ii) an additional 6.25% of such options shall vest at the end of each additional three-month period thereafter until the end of the 48th month after the relevant grant date.

In connection with the adoption of the LTIP, the Administrative Board authorized for 2020 the issuance of virtual options for up to three million ADSs, including up to one million zero-priced options.

In connection with the adoption of the LTIP, on January 21, 2020, the Administrative Board granted Eric Eichmann, the Company’s Chief Executive Officer, the following options under the LTIP: (i) 833,000 options with a strike price per option equal to $4.88, and (iii) 449,000 options with a zero-priced strike price (which, for United States tax purposes, are effectively structured as restricted stock units). The adoption of the LTIP also satisfied the terms of Mr. Eichmann’s executive director service agreement with the Company, which requires that the Company adopt a virtual stock option plan by January 31, 2020, or the Company would have otherwise been obligated to pay Mr. Eichmann a one-time lump sum cash amount equal to $1.5 million. The Administrative Board also granted Gitte Bendzulla, the Company’s General Counsel, 90,000 options with a strike price per option equal to $4.88 and 29,000 options with a zero-priced strike price, and the Administrative Board granted Bert Althaus, the Company’s Chief Financial Officer, 135,000 options with a strike price per option equal to $4.88 and 43,000 options with a zero-priced strike price.

During the six months ended June 30, 2020, 1,594,000 virtual stock options with a weighted average exercise price of $4.78 were granted under the LTIP. The fair value of the virtual stock options is measured using a binomial option-pricing model. The inputs used in the measurement of the fair values at the date of grant are summarized below:

2020
Share price ($)	$2.77 - $6.09
Exercise price ($)	$2.23 - $4.88
Option life (months)	85
Volatility	40.0% - 47.3%
Dividend yield	—
Risk-free rate	0.52% - 1.51%
Fair value per Option ($)	$1.42 - $3.13
Fair value per Option (€)	€1.31 - €2.85

During the six months ended June 30, 2020, 696,000 virtual stock options with a zero strike price were granted under the LTIP. The fair value of the virtual stock options is measured using a binomial option-pricing model. The inputs used in the measurement of the fair values at the date of grant are summarized below:

2020
Share price ($)	$2.77 - $6.09
Exercise price ($)	—
Option life (months)	85
Volatility	40.0% - 47.3%
Dividend yield	—
Risk-free rate	0.52% - 1.51%
Fair value per Option ($)	$2.89 - $6.32
Fair value per Option (€)	€2.66 - €5.76

For the six months ended June 30, 2020, the total share-based payment expense recognized for the equity-settled options granted under the LTIP amounted to €1,897 thousand.

3.5 Income taxes

Income tax expense is recognized based on management’s estimate of the annual effective income tax rate expected on each separate tax jurisdiction and taxable entity, adjusted for the tax effect of certain items recognized in full in the interim period. The estimated annual effective tax rate used for the six months ended June 30, 2020 was 36%, compared to 27% for the six months ended June 30, 2019.

The income tax expense of €2,458 thousand for the six months ended June 30, 2020 was mainly generated by pre-tax income within the United States tax group and Spark Networks Services GmbH. Corporate related costs incurred by Spark Networks SE for which no tax benefit could be recognized was the primary reason for the overall effective tax rate of 120% for the six months ended June 30, 2020. The income tax expense of €401 thousand for the six months ended June 30, 2019 was primarily based on pre-tax earnings in the United States tax group.
3.6 Earnings per share

The Group presents earnings per share data for its common shares. Earnings per share is calculated by dividing the net (loss) income of the period by the weighted average number of common shares outstanding during the period.

Dilutive net (loss) earnings per share includes any dilutive impact of stock options. For the six months ended June 30, 2020 and 2019, all stock options outstanding during the period were excluded from the calculation of diluted net (loss) earnings per share because they would have been anti-dilutive.

The elements used in the computation of basic and diluted net (loss) earnings per share were as follows:

	Six months ended June 30,
(in € thousands, except per share amounts)	2020	2019
Net loss	€(412)	€(4,874)
Weighted average shares outstanding - basic and diluted	2,606	1,300
Net loss per share - basic and diluted	€(0.16)	€(3.75)